GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
 GOODWILL AND OTHER INTANGIBLES

Goodwill
Goodwill for the years ended December 31, 2013, 2012 and 2011 is summarized as follows:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Balance at beginning of year	$3,451	$4,094	$4,094
Acquisition of Newport	7,762	—	—
Disposal of SI Trust Servicing	—	(643)	—
Balance at end of year	$11,213	$3,451	$4,094

At December 31, 2013, the Company’s goodwill related to the acquisition of Newport in 2013 and two branch locations acquired in 2008.  During 2012, the Company sold its SI Trust Servicing operations and, in connection with the sale, disposed of the associated goodwill. Annually, or more frequently if events or changes in circumstances warrant such evaluation, the Company evaluates its goodwill for impairment.  No goodwill impairment was recorded for the years ended December 31, 2013, 2012 and 2011.

Core Deposit Intangibles
In connection with the assumption of $288.4 million of deposit liabilities from the Newport acquisition in September 2013, of which $216.2 million were core deposits, the Bank recorded a core deposit intangible of $8.6 million. The resulting core deposit intangible is amortized over thirteen years using the straight-line method. In connection with the assumption of $18.4 million of deposit liabilities from the Colchester, Connecticut branch office acquisition in January 2008, the Bank recorded a core deposit intangible of $159,000.  The resulting core deposit intangible was amortized over five years using the sum-of-the-years-digits method and was fully amortized as of December 31, 2012.  Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2013	2012
	(In Thousands)
Core deposit intangible	$8,573	$159
Accumulated amortization	(220)	(159)
Core deposit intangible, net	$8,353	$—

Amortization expense was $220,000, $11,000 and $21,000 for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013, future amortization of the core deposit intangible totals $659,000 for each of the next five years and $5.1 million thereafter.